Document And Entity Information	Mar. 29, 2022
Document Information Line Items
Entity Registrant Name	AEI INCOME & GROWTH FUND XXII LIMITED PARTNERSHIP
Trading Symbol	NONE
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001023458
Document Period End Date	Mar. 29, 2022
Entity Emerging Growth Company	false
Entity File Number	000-24003
Entity Incorporation, State or Country Code	MN
Entity Address, State or Province	MN
Entity Tax Identification Number	41-1848181
Entity Address, Address Line One	30 East 7th Street, Suite 1300
Entity Address, City or Town	St. Paul
Entity Address, Postal Zip Code	55101
City Area Code	651
Local Phone Number	227-7333
Entity Information, Former Legal or Registered Name	Not Applicable
Security Exchange Name	NONE
Title of 12(g) Security	Limited Partnership Units
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false